Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Operating Segments [Line Items]
Revenues	$ 216,739	$ 7,053	$ 210,478	$ 207,609
Income before income tax	47,204	$ 1,536	46,067	42,826
From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	216,739		210,478	207,609
Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	4,330		5,851	5,178
Consolidated [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	216,739		210,478	207,609
Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	221,069		216,329	212,787
Intersegment Elimination [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(4,330)		(5,851)	(5,178)
Consumer Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	132,063		129,912	126,064
Income before income tax	28,505		27,528	25,928
Consumer Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	132,063		129,912	126,064
Consumer Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	2,166		2,857	2,616
Consumer Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	134,229		132,769	128,680
Enterprise Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	72,152		69,258	70,229
Income before income tax	15,607		15,094	12,263
Enterprise Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	72,152		69,258	70,229
Enterprise Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	952		1,693	1,351
Enterprise Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	73,104		70,951	71,580
International Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	7,189		6,122	6,094
Income before income tax	1,694		1,246	908
International Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	7,189		6,122	6,094
International Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	864		961	950
International Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	8,053		7,083	7,044
Other [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	5,335		5,186	5,222
Income before income tax	1,398		2,199	3,727
Other [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	5,335		5,186	5,222
Other [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	348		340	261
Other [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	$ 5,683		$ 5,526	$ 5,483